Segment Information - Segment Financial Information Relating to Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Colorado [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Colorado [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Colorado [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Corporate [Member]		Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Corporate [Member]		Sep. 30, 2012 Reportable Geographical Components [Member] Successor [Member] Corporate [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Corporate [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Corporate [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Southern California [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Southern California [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Northern California [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Northern California [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Arizona [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Arizona [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Nevada [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Nevada [Member]	Feb. 24, 2012 Reportable Geographical Components [Member] Predecessor [Member] Corporate [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Corporate [Member]	Dec. 31, 2010 Reportable Geographical Components [Member] Predecessor [Member] Corporate [Member]
Operating revenue:
Operating revenue		$ 150,830		$ 92,987		$ 262,575	$ 363,121	$ 372,760	$ 25,570					$ 226,823	$ 294,698	$ 49,681	$ 36,097	$ 68,187	$ 105,231	$ 116,619	$ 27,790	$ 26,181	$ 131,747	$ 56,115	$ 154,684	$ 31,253	$ 17,157	$ 38,634	$ 86,431	$ 58,714	$ 23,920	$ 13,552	$ 24,007	$ 56,421	$ 37,307	$ 18,186	$ 58,923	$ 5,436								$ 7,759	$ 130,737	$ 206,241	$ 11,014	$ 54,141	$ 56,095	$ 4,316	$ 20,074	$ 16,595	$ 2,481	$ 21,871	$ 15,767
(Loss) income before provision for income taxes:
(Loss) income before provision for income taxes		17,036		477		(5,562)	23,653	(6,850)	228,497					(192,888)	(135,867)					3,345					16,179					2,073					(1,146)			130							(27,431)	(19,131)	(26,406)	(83,176)	6,195	(6,307)	(41)	9,928	(95,184)	(26,887)	(1,738)	(30,500)	(21,449)	233,243	(34,491)	(4,314)
Net income (loss)
Net income (loss)	$ (4,982)	$ 10,680	$ (1,288)	$ 466	$ (1,057)	$ (5,573)	$ 17,287	$ (6,861)	$ 228,497	$ (130,926)	$ (39,700)	$ (11,095)	$ (11,177)	$ (192,898)	$ (135,455)	$ 10,027	$ 889	$ (1,840)	$ 15,453		$ 4,706	$ 4,577	$ 12,169	$ 8,740		$ 4,224	$ 353	$ 64	$ 9,032		$ 3,355	$ 1	$ (1,637)	$ 5,881		$ 209	$ 1,654		$ (11,841)	[1]	$ (5,354)	[1]	$ (14,329) [1]	$ (23,473) [1]		$ (19,131)			$ 6,195			$ 9,928			$ (1,738)			$ 233,243 [1]

[1]	Includes the Company's consolidated Provision for income taxes of approximately $6.4 million and $6.4 million for the three and nine months ended September 30, 2013.